                 BARR ROSENBERG SERIES TRUST (THE "COMPANY")
                      SUPPLEMENT DATED MARCH 27, 1997
                     TO PROSPECTUS DATED AUGUST 5, 1996


     This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

     Effective March 27, 1997, the Fund Reimbursement Fees for each Fund have been discontinued. In light of such change, the following revisions are hereby made to the prospectus.

SHAREHOLDER TRANSACTION AND FUND EXPENSES

     The heading of this section is amended to read "FUND EXPENSES"

     The table depicting "Shareholder Transaction Expenses" for each Fund is hereby deleted.

ON PAGE 4 OF THE PROSPECTUS, THE EXAMPLE IS HEREBY REVISED AS FOLLOWS:


                                     You would pay the following expenses on a $1,000 investment assuming a 5% annual return (with or
                                       without a redemption at the end of each time period)
                                     -----------------------------------------------------------

                                       1                  3                5               10
                                      year              years            years            years
                                     ------             -----            -----            -----
INSTITUTIONAL SHARES
U.S. Small Cap Series...............    12               37               63               140
International Small Cap Series......    15               47               --                --
Japan Series........................    15               47               82               179

ADVISER SHARES
U.S. Small Cap Series...............    14               44               77               168
International Small Cap Series......    18               55               --                --
Japan Series........................    18               55               95               206

SELECT SHARES
U.S. Small Cap Series...............    17               52               90               195
International Small Cap Series......    20               63               --                --
Japan Series........................    20               63              108               233

     The first paragraph following the Example regarding the payment of a Fund Reimbursement Fee is hereby deleted.

The second paragraph following the Example is amended to read as follows:

     THE PURPOSE OF THIS TABLE IS TO ASSIST IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES OF THE FUNDS THAT ARE BORNE DIRECTLY OR INDIRECTLY BY HOLDERS OF SHARES OF THE FUNDS. THE EXPENSES USED IN THE EXAMPLE, AND THE FIVE PERCENT ANNUAL RETURN, WHICH IS MANDATED BY THE SECURITIES AND EXCHANGE COMMISSION, ARE NOT REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/0R EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

     In light of the discontinuance of the Fund Reimbursement Fee, the shareholders' initial investment will be higher than is depicted in the graphs located on pages 14 and 15 of the prospectus.

PLEASE NOTE THE FOLLOWING REVISIONS TO THE TEXT FOLLOWING THE HEADING "MULTIPLE CLASSES":

(The following sentence is hereby deleted):

     Each class of shares is generally subject to a Fund Reimbursement Fee at the time of purchase and at the time of redemption, although certain exceptions apply.

(The following sentence is hereby deleted):

     Generally, a separate Fund Reimbursement Fee applies to both purchases and redemptions of all classes, although certain exceptions apply.

PLEASE NOTE THE FOLLOWING REVISIONS TO THE TEXT FOLLOWING THE HEADING "PURCHASE OF SHARES":

(The first paragraph is amended to read as follows):

     The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "Net Asset Value." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

INITIAL CASH INVESTMENTS BY MAIL (The last paragraph is amended to read as follows):

     The Fund(s) to be purchased should be specified on the Account Application. Purchases are accepted subject to collection of checks at full value and conversion into federal funds. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of the Fund next determined after receipt, even though the check may not yet have been converted into federal funds.

PLEASE NOTE THE FOLLOWING REVISIONS TO THE TEXT FOLLOWING THE HEADING "REDEMPTION OF SHARES":

(The first paragraph is amended to read as follows):

     Shares of each Fund may be redeemed by mail, or, if authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by the particular Fund.

BY MAIL (The first sentence is amended to read as follows):

     The Trust will redeem its shares at the net asset value next determined after the request is received in "good order."

FURTHER REDEMPTION INFORMATION (The following sentence in the second paragraph is amended to read as follows):

     There will be no Fund Reimbursement Fee on redemptions in kind of Institutional Shares.

PLEASE NOTE THE FOLLOWING REVISIONS TO THE TEXT FOLLOWING THE HEADING "EXCHANGE OF FUND SHARES":

(The third sentence of the first paragraph is amended to read as follows):

     There is no sales charge on exchanges.

PLEASE NOTE THE FOLLOWING REVISIONS TO THE TEXT FOLLOWING THE HEADING "DISTRIBUTIONS":

The last sentence is hereby deleted.

                   SUPPLEMENT DATED JANUARY 2, 1997
                  TO PROSPECTUS DATED AUGUST 5, 1996

     This Supplement is provided to update, and should be read in conjunction with the information provided in the Prospectus.

     Effective January 1, 1997 BISYS Fund Services Limited Partnership, d/b/a BISYS Fund Services ("BISYS Fund Services") became the successor Administrator and Fund Accounting Agent to Furman Selz LLC. The Company's new principal place of business is 3435 Stelzer Road, Columbus, Ohio 43219. BISYS Fund Services will perform the same services as Furman Selz LLC, at the identical fees. All references to Furman Selz LLC in the Prospectus shall refer to BISYS Fund Services.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING MULTIPLE CLASSES:

     The amount in the "Minimum Fund Investment" column regarding Select Shares, in the table following the first paragraph, is now $2,500.

SELECT SHARES (The first two sentences of this paragraph now read as follows):

     Select Shares may be purchased by intermediary financial institutions and certain individual retirement accounts and individuals. In order to be eligible to purchase Select Shares, an eligible investor must make an initial investment of at least $2,500 in the particular Fund.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING RETIREMENT PLAN ACCOUNTS (This section now reads as follows):

     Shares of all Funds may be used as a funding medium for IRAs and other qualified retirement plans ("Plans"). The minimum initial investment for an IRA or a Plan is $2,500. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs and other Plan accounts, call the Trust at 1-800-447-3332.

                 SUPPLEMENT DATED NOVEMBER 11, 1996
                 TO PROSPECTUS DATED AUGUST 5, 1996

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING PURCHASE OF SHARES: (The last two sentences of the first paragraph now read as follows):

     Investors may be charged an additional fee if they effect transactions through their particular broker or agent.

                 SUPPLEMENT DATED OCTOBER 14, 1996
                 TO PROSPECTUS DATED AUGUST 5, 1996

     Effective October 12, 1996 BISYS Fund Services became the successor Transfer Agent to Furman Selz LLC. BISYS Fund Services' principal place of business is 3435 Stelzer Road, Columbus, Ohio 43219. BISYS Fund Services will perform the same services as Furman Selz LLC, at the identical fees. All references to Furman Selz LLC as Transfer Agent in the Prospectus shall refer to BISYS Fund Services.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING MULTIPLE CLASSES:

GENERAL (The following sentence is added at the end of the first paragraph):

     For the current fiscal year, the Distribution Fee and the Shareholder Service Fee will be waived for those Shareholders who purchase shares directly from the Trust.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING PURCHASE OF SHARES:

INITIAL CASH INVESTMENTS BY WIRE (This section now reads as follows):

     Subject to acceptance by the Trust, shares of each Fund may be purchased by wiring federal funds. Please call 1-800-447-3332 for complete wiring instructions. A completed Account Application must be overnighted to the Trust at Barr Rosenberg Series Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York Time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the custodian bank are all open for business.

INITIAL CASH INVESTMENTS BY MAIL (The first paragraph of this section now reads as follows):

     Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

ADDITIONAL CASH INVESTMENTS (The section now reads as follows):

     Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "Initial Cash Investments by Mail" (payable to Barr Rosenberg Series Trust) or by wiring monies as noted under "Initial Cash Investments by Wire". Notification must be given at 1-800-447-3332 prior to 4:00 p.m., New York time, of the wire date. The minimum amounts for additional cash investments are $10,000 for Institutional Shares, $1,000 for Adviser Shares and $500 for Select Shares.

OTHER PURCHASE INFORMATION (The second paragraph of this section now reads as follows):

     For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Distributor. For a purchase order to be in "good order" on a particular day a check or money wire must be received on or before 4:00 p.m., New York Time (in the case of Advisor Shares or Select Shares), of that day or, in the case of Institutional Shares, the investor's securities must be placed on deposit at The Depository Trust Company prior to 10:00 a.m., New York Time or, in the case of cash investments, the Trust must have received adequate assurances that federal funds will be wired to the Fund prior to 4:00 p.m., New York Time, on the following business day. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted and no share certificates will be issued.


PLEASE NOTE THE FOLLOWING REVISIONS REGARDING RETIREMENT PLAN ACCOUNTS (This section now reads as follows):

     Shares of all Funds may be used as a funding medium for IRAs and other qualified retirement plans ("Plans"). The minimum initial investment for an IRA or a Plan is $10,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs and other Plan accounts, call the Trust at 1-800-447-3332.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING REDEMPTION OF SHARES:

BY MAIL (The first paragraph of this section now reads as follows):

        The Trust will redeem its shares at the net asset value next determined after the request is received in "good order" and will deduct from the proceeds the applicable Fund Reimbursement Fee. The net asset values per share of the Funds are determined as of 4:00 p.m., New York Time, on each day that the New York Stock Exchange, the Trust and the Distributor are open for business. Requests should be addressed to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

BY TELEPHONE (The following sentence is added at the end of this section):

        Telephone Redemption and Telephone Exchange will be suspended for a period of 10 days following a telephonic address change.

FURTHER REDEMPTION INFORMATION (The first paragraph of this section now reads as follows):

     Purchase of shares of the Trust made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING EXCHANGE OF FUND SHARES:

EXCHANGE BY MAIL

     The last sentence of this paragraph regarding signature guarantees is deleted.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING DETERMINATION OF NET ASSET VALUE (The first sentence of this section now reads as follows):

     With the exception of the Japan Series, the net asset value of each class of shares of each Fund will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York Time.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING DISTRIBUTIONS (The following is added at the end of this section):

     If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

SHAREHOLDER INQUIRIES (This section now reads as follows):

     Shareholders may direct inquiries to the Trust at Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43218-2495.

     THE ABOVE REVISIONS ARE EFFECTIVE IMMEDIATELY. EXCEPT AS INDICATED IN THIS SUPPLEMENT, ALL PROCEDURES DESCRIBED IN THE TRUST'S PROSPECTUS REMAIN IN EFFECT.